Loan Payable	9 Months Ended
Feb. 29, 2016
Notes to Financial Statements
5. Loan Payable
a)	On May 26, 2015, the Company entered into an agreement whereby it sold future receivables in exchange for $250,000. Per the terms of the agreement, the Company would repay the $250,000 plus 10% of the principal balance, for a total repayment of $275,000. As of February 29, 2016, the Company had received $250,000 (May 31, 2015 - $75,000) pursuant to this agreement.

b)	During the period ended February 29, 2016, the Company owed $56,152 (May 31, 2015 - $nil) to a non-related company for loans. The amounts owing are unsecured, bears interest at 10% per annum, and is due on demand. At February 29, 2016, accrued interest of $1,822 (May 31, 2015 - $nil) is owing on the loans payable.